Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Variable Interest Entities
Variable Interest Entities

2.Variable Interest Entities

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide Internet content services in the PRC, the Company provides its services through VIEs which hold the licenses and approvals to provide Internet content services in the PRC. The Company also provides certain personalized matchmaking services through Shanghai HQS, Beijing HQS and Jiayuan Shanghai Center which holds the licenses and approvals to provide personalized matchmaking services. The Company obtained substantial ability to control VIEs and VIE’s subsidiary through a series of contractual agreements entered into among Beijing Miyuan, VIEs and their respective legal shareholders and VIE’s subsidiary.

The Group adopted Financial Accounting Standard Board (the “FASB”) guidance on consolidating variable interest entities which require certain variable interest entities to be consolidated by the primary beneficiary of the entity. Management evaluated the relationships among Beijing Miyuan, VIEs and their legal shareholders, and VIE’s subsidiary, and concluded that Beijing Miyuan is the primary beneficiary of VIEs and VIE’s subsidiary as Beijing Miyuan is entitled to substantially all the economic risks and rewards of VIEs and VIE’s subsidiary, and has the power to direct the activities that most significantly impact the economic performance of VIEs and VIE’s subsidiary. As a result, VIEs’ and VIE’s subsidiary’s results of operations, assets and liabilities have been included in the Group’s consolidated financial statements.

The assignment agreements and contractual agreements entered into on March 1, 2014 were accounted for as reorganizations of businesses under common control in a manner similar to a pooling of interests. Accordingly, the Group continued to include the financial statements of VIEs and VIE’s subsidiary in its consolidated financial statements after the transfer.

The following is a summary of the contractual agreements entered into among Beijing Miyuan, VIEs and their respective legal shareholders, and VIE’s subsidiary. The contractual agreements among Beijing Miyuan and Shanghai HQS, Beijing HQS, Xique and their respective legal shareholders and Jiayuan Shanghai Center are substantially the same as those contractual agreements among Shanghai Miyuan and Shanghai HQS, Beijing HQS, Xique and their respective legal shareholders, and Jiayuan Shanghai Center before the transfer on March 1, 2014. (Note 2(a)).

(a)Contractual arrangements among Beijing Miyuan, its respective VIEs, VIE’s subsidiary and their legal shareholders

Exclusive technology license and service agreements

Pursuant to the exclusive technology license and service agreement entered into on August 13, 2012 between Beijing Miyuan and Beijing Aizhenxin and the amended and restated exclusive technology license and service agreement entered into on March 1, 2014 among Beijing Miyuan, Shanghai HQS, Jiayuan Shanghai Center,  Beijing HQS and Xique, Shanghai HQS,  Jiayuan Shanghai Center,  Beijing HQS,  Xique and Beijing Aizhenxin retain Beijing Miyuan as their exclusive provider of software and hardware licenses, technology support, hardware and data maintenance and updates, software development, maintenance and updates, professional training, information collection and research, technology consulting services related to the business operations of Shanghai HQS,  Jiayuan Shanghai Center,  Beijing HQS,  Xique and Beijing Aizhenxin. As consideration for such services, Shanghai HQS,  Jiayuan Shanghai Center,  Beijing HQS,  Xique and Beijing Aizhenxin agreed to pay service fees equal to a certain percentage of their annual revenues as agreed by the parties from time to time. The aforementioned exclusive technology license and service agreements between Beijing Miyuan and Shanghai HQS, Beijing Miyuan and Beijing HQS, Beijing Miyuan and Xique, Beijing Miyuan and Beijing Aizhenxin, Beijing Miyuan and Jiayuan Shanghai Center will expire on January 24, 2021, February 16, 2021, February 16, 2021, August 12, 2022 and January 24, 2021, respectively; and, except by mutual agreement upon early termination by the parties in writing, the term of these agreements will be automatically extended for ten years.

Loan agreements

Pursuant to the loan agreement entered into on August 13, 2012 between Beijing Miyuan and the legal shareholders of Beijing Aizhenxin and the amended and restated relevant loan agreements entered into on March 1, 2014 between Beijing Miyuan and the legal shareholders of Shanghai HQS, Beijing HQS and Xique, respectively, Beijing Miyuan have granted interest-free loans of US$1,200 and RMB9,000, RMB1,000, RMB1,000 and RMB20,000 to legal shareholders of Shanghai HQS, Beijing HQS,  Xique and Beijing Aizhenxin, respectively, which shall only be used for Shanghai HQS,  Beijing HQS,  Xique and Beijing Aizhenxin’s working capital. The loans are repayable on demand. If the respective legal shareholders intend to voluntarily repay the loans in whole or in part, or if Beijing Miyuan requires the shareholders to repay the loans in whole or in part, Beijing Miyuan or its designee may acquire a proportionate amount of the equity interests of Shanghai HQS,  Beijing HQS,  Xique and Beijing Aizhenxin from their shareholders for a purchase price equal to the principal amount of the repaid loans. The loans have been eliminated upon the consolidation of Shanghai HQS,  Beijing HQS,  Xique and Beijing Aizhenxin.

Exclusive purchase option agreements

Pursuant to the exclusive purchase option agreement entered into on August 13, 2012 among Beijing Miyuan, Beijing Aizhenxin and its legal shareholders and the amended and restated exclusive purchase option agreements entered into on March 1, 2014 among Shanghai HQS, Beijing HQS, Xique, their respective legal shareholders and Beijing Miyuan, Beijing Miyuan has an exclusive option to purchase, or designate another qualified individual or entity to purchase, to the extent permitted by PRC law, part or all of the equity interests in Shanghai HQS, Beijing HQS, Xique and Beijing Aizhenxin owned by their shareholders. The purchase prices for the entire equity interest of Shanghai HQS, Beijing HQS, Xique and Beijing Aizhenxin shall be the proportionate amount of the registered capital owned by such shareholders or an amount agreed by the parties in writing, provided that, in case of any compulsory requirement by then PRC law, the purchase prices shall be the minimum prices permitted by applicable PRC law. The exclusive equity transfer option agreements remain in effect until the completion of the transfer of all the shares in accordance with the agreements.

Voting rights entrustment agreements

Pursuant to the voting right entrustment agreement entered into on August 13, 2012 among Beijing Miyuan, Beijing Aizhenxin and its legal shareholders and the amended and restated voting rights entrustment agreements entered into on March 1, 2014 among Shanghai HQS, Beijing HQS, Xique, their respective legal shareholders and Beijing Miyuan, the legal shareholders of Shanghai HQS, Beijing HQS, Xique and Beijing Aizhenxin grant Beijing Miyuan or its designated qualified individual or entity the right to exercise all the voting rights as provided under their then articles of association. The voting rights entrustment agreements will remain effective until January 24, 2021, February 16, 2021, February 16, 2021 and August 12, 2022, respectively. Except for mutual agreement on early termination by both parties in writing or any termination arising from Shanghai HQS, Beijing HQS, Xique, Beijing Aizhenxin or the nominee shareholders’ material breach of obligations thereunder, the term of the voting rights entrustment agreement will be automatically extended for ten years.

Equity pledge agreements

Pursuant to the equity pledge agreement entered into on August 13, 2012 between Beijing Miyuan and the legal shareholders of Beijing Aizhenxin and the amended and restated equity pledge agreements entered into on March 1, 2014 between Beijing Miyuan and their respective legal shareholders of Shanghai HQS, Beijing HQS and Xique, the legal shareholders of Shanghai HQS, Beijing HQS, Xique and Beijing Aizhenxin pledge all of their respective equity interests in Shanghai HQS, Beijing HQS, Xique and Beijing Aizhenxin to Beijing Miyuan to secure their obligations under the exclusive technology license and service agreements, the loan agreements, the exclusive equity transfer option agreements and the voting rights entrustment agreement, each as described above. The equity pledge agreements will expire when Shanghai HQS, Beijing HQS, Xique, Beijing Aizhenxin and their shareholders have fully performed their obligations under the agreements described above.

Cooperative Operation Agreement

Pursuant to the amended and restated cooperative operation agreement entered into on March 1, 2014 among Beijing Miyuan, Shanghai HQS and Jiayuan Shanghai Center, in order to ensure Jiayuan Shanghai Center’s ability to make payments to Beijing Miyuan under the amended and restated exclusive technology license and service agreement between Jiayuan Shanghai Center and Beijing Miyuan, Shanghai HQS agrees to appoint designees of Beijing Miyuan as the members of the management committee and the key employees of Jiayuan Shanghai Center upon the request of Beijing Miyuan. This agreement will expire on January 24, 2021 and, unless terminated early by Beijing Miyuan, the term will be automatically extended for ten years.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for the registered capital of the VIEs amounting to a total of RMB32,500 as of December 31, 2014. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a potential loss.

Please refer to Note 4(a) for the risks relating to the VIE arrangements and the impact of the VIEs on the Company’s financial performance.